Fair Value Measurements - Summary of Changes in Fair Value of Company's Level 3 Liabilities Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of liabilities beginning balance	$ 2,400
Acquisition date fair value of contingent consideration obligations recorded			$ 2,400
Present value accretion	(317)	$ 0
Fair value of liabilities ending balance			2,400
Contingent Consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of liabilities beginning balance	(2,400)
Acquisition date fair value of contingent consideration obligations recorded	(6,100)
Present value accretion	(317)
Fair value of liabilities ending balance	$ (8,817)		$ (2,400)